ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Allowance for doubtful accounts	$ 92,000	$ 8,000	$ 104,000		$ 43,000		$ (16,000)
Semi Cab Inc [Member]
Accounts receivable, net		$ 494,000		$ 494,000		$ 677,000
Allowance for doubtful accounts				$ 0		$ 0